Goodwill and Intangible Assets - Schedule of Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross amount beginning of period	$ 7,833	$ 7,545
Additions	19	73
Translation differences	323	215
Gross amount end of period	8,035	7,833
Disposal		(140)
Accumulated amortization	(1,732)	(1,397)
Net Book value	6,303	6,296
Intellectual Property [Member]
Gross amount beginning of period	5,910	5,740
Additions
Translation differences	248	170
Gross amount end of period	6,158	5,910
Accumulated amortization
Net Book value	6,158	5,910
Software Asset [Member]
Gross amount beginning of period	365	428
Additions	19	73
Translation differences	16	4
Gross amount end of period	400	365
Disposal		(140)
Accumulated amortization	(339)	(232)
Net Book value	61	133
Patent [Member]
Gross amount beginning of period	1,418	1,377
Additions
Translation differences	59	41
Gross amount end of period	1,477	1,418
Accumulated amortization	(1,393)	(1,165)
Net Book value	$ 84	$ 253